Equity (Details)				6 Months Ended		12 Months Ended
	Dec. 06, 2023 $ / shares shares	Jun. 22, 2023 USD ($)	Mar. 23, 2022 USD ($) shares	Jun. 30, 2024 USD ($) vote $ / shares shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) vote $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Stockholders' Equity And Temporary Equity [Line Items]
Stock authorized (in shares)				1,010,000,000		1,010,000,000
Common stock, authorized (in shares)	1,000,000,000			1,000,000,000		1,000,000,000	1,000,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)				10,000,000		10,000,000	10,000,000
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001		$ 0.0001	$ 0.0001
Number of votes per share | vote				1		1
Reverse stock split ratio	0.0333
Sale of stock, number of shares issued in transaction (in shares)				5,500	99,566	138,795	60,317
Prepayment reduction, period prior to prepayment date		30 days
Sale of stock, consideration received on transaction | $				$ 46,750	$ 924,179	$ 1,200,000	$ 4,300,000
Remaining commitment amount available | $				$ 119,400,000		$ 119,500,000
SEPA Convertible Note
Stockholders' Equity And Temporary Equity [Line Items]
Excess proceeds | $		$ 3,000,000
Excess proceeds from convertible debentures paid to company		75.00%
Optional redemption on the convertible debentures		25.00%
Standby Equity Purchase Agreement
Stockholders' Equity And Temporary Equity [Line Items]
Sale of stock, maximum consideration to be received on transaction | $			$ 125,000,000
Sale of stock, number of shares issued in transaction (in shares)			18,582
Sale of stock, number of shares issued in transaction, post split (in shares)			619
Number of days for determining the share price (in days)		3 days
Beneficial ownership limitation (as a percent)		9.99%	4.99%
Common Stock Public Warrants
Stockholders' Equity And Temporary Equity [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 345.00
Exercise price of warrants or rights (in dollars per share) | $ / shares	$ 11.50			$ 345.00		$ 345.00